Average Annual Total Returns{- Fidelity Advisor® Industrials Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-30 - Fidelity Advisor® Industrials Fund	Fidelity Advisor Industrials Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Industrials Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Industrials Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Industrials Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Industrials Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Industrials Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Industrials Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Industrials Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Industrials Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Industrials Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Industrials Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Industrials Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1511 Past 1 year	F1511 Past 5 years	F1511 Past 10 years
Total	4.78%	9.30%	9.82%	4.63%	7.91%	8.52%	2.93%	7.12%	7.76%	7.00%	9.53%	9.79%	9.36%	9.78%	9.64%	11.48%	10.90%	10.77%	11.61%		5.96%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	12.43%	13.07%	12.20%

[1]	(a)Since inception October 2, 2018.